Information Related to Allowance for Returns (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the beginning of the year	$ 18,408,000	¥ 1,517,000,000	¥ 1,915,000,000	¥ 2,198,000,000
Increase due to change in scope of consolidation (Note 7)				15,000,000
Charged to costs and expenses	16,867,000	1,390,000,000	1,517,000,000	1,915,000,000
Balances utilized	(18,408,000)	(1,517,000,000)	(1,915,000,000)	(2,213,000,000)
Balance at the end of the year	$ 16,867,000	¥ 1,390,000,000	¥ 1,517,000,000	¥ 1,915,000,000